Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET
5.	INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2024	2025
Raw materials	$4,246	$4,696
Goods in transit	4,715	4,067
Work in progress	2,649	2,569
Finished goods	10,171	4,261
Inventories, gross	21,781	15,593
Impairment provision	(1,165)	(1,043)
Inventories, net	$20,616	$14,550

As of December 31, 2024 and 2025, $1,165 and $1,043 was written down from the cost of inventories to their net realizable values, respectively.